UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if an Amendment [x];  Amendment Number: 1
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [x] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          535 Madison Avenue, 15th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Marc Lasry
Phone:  (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry              New York, New York        November 13, 2009
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Nine (9)

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $39,828 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:

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|NO.|FORM 13F FILE NO.|                  NAME                  |
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| 1 |    028-11224    |Avenue Capital Management II, L.P.      |
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| 3 |    028-11228    |Avenue International, Ltd.              |
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| 4 |    028-12370    |GL Partners IV, LLC                     |
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| 5 |    028-12368    |Avenue Capital Partners IV, LLC         |
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| 6 |    028-12383    |Avenue Special Situations Fund IV, L.P. |
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| 7 |    028-12377    |Avenue Capital Management II GenPar, LLC|
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| 8 |    028-13479    |GL Partners V, LLC                      |
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| 9 |    028-13480    |Avenue Capital Partners V, LLC          |
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| 10|    028-13481    |Avenue Special Situations Fund V, L.P.  |
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

                                    FORM 13F/A INFORMATION TABLE


Name of       Title of   CUSIP      Value  SH/Prn SH/ Put/ Investment Other          Voting Authority
Issuer        Class                        Amount Prn Call Discretion Managers       Sole   Shared None

OWENS ILL INC COM NEW    690768403     $20    673 SH  PUT   DEFINED   1, 7              673      0    0
OWENS ILL INC COM NEW    690768403     $46  1,521 SH  PUT   DEFINED   1, 3, 7         1,521      0    0
OWENS ILL INC COM NEW    690768403     $48  1,614 SH  PUT   DEFINED   1, 4, 5, 6, 7   1,614      0    0
OWENS ILL INC COM NEW    690768403    $114  3,792 SH  PUT   DEFINED   1, 7, 8, 9, 10  3,792      0    0
SPDR TR       UNIT SER 1 78462F103  $2,877  8,718 SH  PUT   DEFINED   1, 7            8,718      0    0
SPDR TR       UNIT SER 1 78462F103  $3,935 11,924 SH  PUT   DEFINED   1, 3, 7        11,924      0    0
SPDR TR       UNIT SER 1 78462F103  $7,210 21,848 SH  PUT   DEFINED   1, 4, 5, 6, 7  21,848      0    0
SPDR TR       UNIT SER 1 78462F103 $25,578 77,510 SH  PUT   DEFINED   1, 7, 8, 9, 10 77,510      0    0

